Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated subsidiaries information
Net sales	$ 103,521,823	$ 97,361,634	$ 101,757,181
Net-income	7,354,785	302,824	6,106,813
Total comprehensive income	9,289,654	(16,559,314)	$ 3,815,538
Empresas Cablevision
Consolidated subsidiaries information
Net sales	16,849,160	15,906,914
Net-income	1,135,053	1,828,000
Total comprehensive income	1,134,181	1,820,135
Sky.
Consolidated subsidiaries information
Net sales	22,026,616	22,134,943
Net-income	1,281,472	1,848,374
Total comprehensive income	$ 1,304,822	$ 1,864,408